Investment in Joint Venture - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Teekay Tankers and Wah Kwong Joint Venture [Member] Installment	Sep. 30, 2010 Teekay Tankers and Wah Kwong Joint Venture [Member]	Sep. 30, 2010 Wah Kwong [Member]	Dec. 31, 2012 Historical Teekay Tankers [Member]	Sep. 30, 2010 Historical Teekay Tankers [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture arrangement			50.00%		50.00%
Estimated purchase price of building constructed by VLCC				$ 98,000,000			$ 49,000,000
Percentage of ownership in joint venture arrangement	50.00%						50.00%
Remaining payments required to be made under this newbuilding contract in 2013			53,900,000
Loan amount drawn			19,600,000			3,200,000
Secured term loan maximum amount to be drawn			68,600,000
Quarterly installments loan			32
Secured term loan repayments			1,400,000
Balloon payment amount			22,600,000
Percentage Exposure to loan guarantee	50.00%
Finance for acquisition of VLCC by company and Wah Kwong agreed percentage			50.00%
Amount advanced to joint venture	$ 9,830,000	$ 9,830,000				$ 9,800,000